UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 35.4%
Industrial - 18.1%
Basic - 3.2%
ArcelorMittal
6.125%, 6/01/18 (a)	$1,470	$1,150,143
6.50%, 4/15/14 (a)	150	123,787
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	1,116	1,156,692
The Dow Chemical Co.
7.375%, 11/01/29 (a)	15	11,548
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15 (a)	630	536,287
Inco Ltd.
7.75%, 5/15/12 (a)	2,490	2,547,713
International Paper Co.
5.30%, 4/01/15 (a)	235	175,047
7.40%, 6/15/14 (a)	1,420	1,194,186
7.95%, 6/15/18 (a)	830	672,076
Lubrizol Corp.
4.625%, 10/01/09 (a)	150	149,899
Packaging Corp. of America
5.75%, 8/01/13 (a)	5,181	4,549,047
PPG Industries, Inc.
5.75%, 3/15/13 (a)	1,125	1,138,863
United States Steel Corp.
5.65%, 6/01/13 (a)	1,575	1,276,289
6.05%, 6/01/17 (a)	1,625	1,172,764

		15,854,341

Capital Goods - 1.9%
Boeing Capital Corp.
6.50%, 2/15/12 (a)	2,555	2,689,342
Caterpillar Financial Services
4.50%, 6/15/09 (a)	371	372,903
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	36	35,460
6.75%, 8/15/14 (a)	53	51,675
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	216	195,159

John Deere Capital Corp.
4.875%, 3/16/09 (a)	2,110	2,118,579
Lafarge SA
6.15%, 7/15/11 (a)	784	681,320
Masco Corp.
6.125%, 10/03/16 (a)	1,715	1,101,361
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)	1,555	1,232,574
Tyco International Finance SA
6.00%, 11/15/13 (a)	195	192,107
8.50%, 1/15/19 (a)	515	546,760
Waste Management, Inc.
6.875%, 5/15/09 (a)	250	252,112

		9,469,352

Communications - Media - 0.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	1,511	1,513,894
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	270	229,164
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	174	196,625
Comcast Cable Communications, Inc.
6.875%, 6/15/09 (a)	287	289,833
Comcast Corp.
5.50%, 3/15/11 (a)	313	313,461
News America Holdings, Inc.
6.55%, 3/15/33 (a)	142	126,613
Reed Elsevier Capital, Inc.
8.625%, 1/15/19 (a)	530	531,534
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	85	67,036
11.25%, 2/01/19 (a)	740	725,604
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	325	327,547
WPP Finance Corp.
5.875%, 6/15/14 (a)	149	130,734

		4,452,045

Communications - Telecommunications - 3.5%
AT&T Corp.
8.00%, 11/15/31 (a)	80	94,923
British Telecommunications PLC
8.625%, 12/15/10 (a)	524	550,170
Embarq Corp.
6.738%, 6/01/13 (a)	1,140	1,083,000
7.082%, 6/01/16 (a)	2,505	2,229,450
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	225	241,934
8.125%, 5/01/12 (a)	4,295	4,680,575
8.75%, 3/01/31 (a)	126	148,550

Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	1,450	1,183,136
Qwest Corp.
7.50%, 10/01/14 (a)	1,085	987,350
7.875%, 9/01/11 (a)	285	282,150
8.875%, 3/15/12 (a)	1,110	1,104,450
Telecom Italia Capital SA
4.00%, 1/15/10 (a)	575	558,652
6.375%, 11/15/33 (a)	110	86,651
US Cellular Corp.
6.70%, 12/15/33 (a)	1,560	1,159,910
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	180	171,727
5.25%, 4/15/13 (a)	815	829,910
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	220	221,547
Vodafone Group PLC
5.50%, 6/15/11 (a)	295	299,465
7.75%, 2/15/10 (a)	1,410	1,457,716

		17,371,266

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
4.875%, 6/15/10 (a)	137	134,164

Consumer Cyclical - Other - 1.2%
Marriott International, Inc.
Series J
5.625%, 2/15/13 (a)	1,370	1,174,670
MDC Holdings, Inc.
5.50%, 5/15/13 (a)	1,155	946,902
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	1,505	1,219,050
7.375%, 11/15/15 (a)	1,269	1,015,200
7.875%, 5/01/12 (a)	1,430	1,244,100
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	35	30,261
6.875%, 11/15/12 (a)	120	100,131

		5,730,314

Consumer Cyclical - Retailers - 0.7%
Lowe’s Cos, Inc.
5.00%, 10/15/15 (a)	2,775	2,815,376
Wal-Mart Stores, Inc.
4.25%, 4/15/13 (a)	640	679,068

		3,494,444

Consumer Non-Cyclical - 4.1%
Abbott Laboratories
3.50%, 2/17/09 (a)	1,560	1,561,123
Baxter FinCo BV
4.75%, 10/15/10 (a)	1,285	1,292,115

Bunge Ltd. Finance Corp.
5.10%, 7/15/15 (a)	130	98,604
5.875%, 5/15/13 (a)	965	869,894
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	310	288,247
ConAgra Foods, Inc.
5.819%, 6/15/17 (a)	2,005	1,919,024
7.875%, 9/15/10 (a)	120	127,501
Fortune Brands, Inc.
4.875%, 12/01/13 (a)	667	589,468
General Mills, Inc.
5.65%, 2/15/19	220	224,051
Kraft Foods, Inc.
6.25%, 6/01/12 (a)	2,340	2,471,850
The Kroger Co.
6.80%, 12/15/18 (a)	487	507,178
7.25%, 6/01/09 (a)	1,500	1,514,751
Reynolds American, Inc.
7.25%, 6/01/13 (a)	1,520	1,439,597
7.625%, 6/01/16 (a)	1,490	1,300,061
Safeway, Inc.
6.50%, 3/01/11 (a)	82	81,969
7.25%, 2/01/31 (a)	2,010	2,105,360
Wyeth
5.50%, 2/01/14 (a)	3,673	3,830,495

		20,221,288

Energy - 1.2%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	98	90,906
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	435	404,360
ConocoPhillips
6.375%, 3/30/09 (a)	1,510	1,517,065
Gaz Capital SA
6.212%, 11/22/16 (a)(b)	3,215	2,379,100
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	717	677,328
Weatherford International Ltd.
5.15%, 3/15/13 (a)	560	515,772
6.00%, 3/15/18 (a)	215	171,662

		5,756,193

Technology - 1.3%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	2,540	2,656,527
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	805	767,646
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)	1,847	1,961,616

International Business Machines Corp.
Series MTN
4.375%, 6/01/09 (a)	75	75,277
Motorola, Inc.
6.50%, 9/01/25 (a)	855	424,948
7.50%, 5/15/25 (a)	30	16,840
7.625%, 11/15/10 (a)	28	26,015
Oracle Corp.
5.25%, 1/15/16 (a)	280	286,580
Xerox Corp.
7.625%, 6/15/13 (a)	60	56,528

		6,271,977

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)	320	283,290

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09 (a)	225	224,838

		89,263,512

Financial Institutions - 14.2%
Banking - 8.5%
ANZ National International Ltd.
6.20%, 7/19/13 (a)(b)	635	627,659
Bank of America Corp.
3.375%, 2/17/09 (a)	630	629,800
5.375%, 9/11/12 (a)	1,890	1,833,886
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	100	103,414
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)	415	316,771
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(c)	339	152,564
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	315	287,139
5.70%, 11/15/14 (a)	1,655	1,627,914
7.625%, 12/07/09 (a)	838	856,377
Capital One Bank
5.00%, 6/15/09 (a)	1,555	1,539,055
Capital One Financial Corp.
4.80%, 2/21/12 (a)	1,300	1,203,900
5.50%, 6/01/15 (a)	37	32,042
6.75%, 9/15/17 (a)	345	314,784
Citigroup, Inc.
3.625%, 2/09/09 (a)	1,580	1,579,592
5.50%, 4/11/13 (a)	1,015	928,496
6.50%, 8/19/13 (a)	1,015	969,842
Compass Bank
5.50%, 4/01/20 (a)	1,774	1,486,254

Countrywide Financial Corp.
6.25%, 5/15/16 (a)	62	57,174
Series MTN
5.80%, 6/07/12 (a)	44	43,252
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	4	3,898
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13	464	459,739
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	1,315	1,219,545
6.65%, 5/15/09 (a)	875	878,045
7.35%, 10/01/09 (a)	63	63,090
7.50%, 2/15/19 (a)	1,145	1,130,115
Huntington National Bank
Series BKNT
4.375%, 1/15/10 (a)	183	175,555
JP Morgan Chase & Co.
3.50%, 3/15/09 (a)	1,580	1,581,264
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)	430	339,458
Marshall & Ilsley Bank
4.85%, 6/16/15 (a)	1,545	1,167,102
Series BKNT
5.00%, 1/17/17 (a)	1,695	1,166,162
Mellon Funding Corp.
3.25%, 4/01/09 (a)	861	860,031
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	1,416	1,416,187
6.05%, 5/16/16 (a)	586	493,582
Morgan Stanley
6.60%, 4/01/12 (a)	855	821,192
Series MTN
5.625%, 1/09/12 (a)	1,310	1,230,053
6.625%, 4/01/18 (a)	1,345	1,230,827
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)	115	81,183
National City Bank of Cleveland Ohio
Series BKNT
6.25%, 3/15/11 (a)	1,515	1,480,611
Regions Financial Corp.
6.375%, 5/15/12 (a)	1,510	1,397,585
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)	176	83,866
Royal Bank of Scotland Group PLC
6.40%, 4/01/09 (a)	908	899,084
SouthTrust Corp.
5.80%, 6/15/14 (a)	1,470	1,298,060

Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)(c)	107	79,473
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)	503	237,766
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	172	173,270
Union Bank of California
Series BKNT
5.95%, 5/11/16 (a)	1,580	1,337,326
Union Planters Corp.
7.75%, 3/01/11 (a)	1,002	994,098
US Bancorp
5.30%, 4/28/09 (a)	1,530	1,534,576
Wachovia Corp.
Series MTN
5.50%, 5/01/13 (a)	1,445	1,489,308
Wells Fargo & Co.
3.125%, 4/01/09 (a)	1,570	1,572,281
4.20%, 1/15/10 (a)(d)	457	458,216
Zions Banc Corp.
5.50%, 11/16/15 (a)	170	119,629

		42,062,092

Finance - 2.6%
American General Finance Corp.
Series MTNI
4.625%, 5/15/09 (a)	530	484,041
CIT Group, Inc.
5.85%, 9/15/16 (a)	1,520	982,206
7.625%, 11/30/12 (a)	1,285	1,075,900
Series MTN
5.125%, 9/30/14 (a)	315	204,888
General Electric Capital Corp.
4.80%, 5/01/13 (a)	2,960	2,886,695
HSBC Finance Corp.
5.875%, 2/01/09 (a)	675	675,000
7.00%, 5/15/12 (a)	845	877,789
International Lease Finance Corp.
6.375%, 3/15/09 (a)	1,525	1,508,965
Series MTN
5.65%, 6/01/14 (a)	175	122,255
SLM Corp.
5.45%, 4/25/11 (a)	1,595	1,389,655
Series MTN
5.125%, 8/27/12 (a)	385	308,077
Series MTNA
5.375%, 1/15/13 - 5/15/14 (a)	3,400	2,616,707

		13,132,178

Insurance - 1.7%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	650	475,269
The Allstate Corp.
6.125%, 5/15/37 (a)(c)	1,520	1,007,559
Assurant, Inc.
5.625%, 2/15/14 (a)	92	77,105
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	340	336,701
5.231%, 5/16/09 (a)	474	469,697
Series MTN
6.515%, 5/22/18 (a)	1,395	540,225
Humana, Inc.
6.30%, 8/01/18 (a)	166	130,275
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	167	138,622
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13 (a)	905	821,161
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	573	573,295
4.875%, 3/15/15 (a)	1,855	1,702,510
5.25%, 3/15/11 (a)	1,390	1,393,981
XL Capital Ltd.
5.25%, 9/15/14 (a)	824	521,969

		8,188,369

REITS - 1.4%
HCP, Inc.
Series MTN
5.95%, 9/15/11 (a)	1,550	1,222,930
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	845	634,689
8.125%, 5/01/11 (a)	1,450	1,338,003
Nationwide Health Properties, Inc.
6.50%, 7/15/11 (a)	1,515	1,367,766
Simon Property Group LP
5.00%, 3/01/12 (a)	1,490	1,199,769
5.625%, 8/15/14 (a)	1,169	942,034

		6,705,191

		70,087,830

Utility - 3.1%
Electric - 1.9%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	345	362,168
Exelon Corp.
6.75%, 5/01/11 (a)	280	277,936
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	2,835	2,827,252
Series C
7.375%, 11/15/31 (a)	279	260,034

MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	162	167,154
Nisource Finance Corp.
6.80%, 1/15/19 (a)	1,465	1,047,979
7.875%, 11/15/10 (a)	154	146,363
Pacific Gas & Electric Co.
3.60%, 3/01/09 (a)	1,565	1,563,269
Progress Energy, Inc.
7.10%, 3/01/11 (a)	2,324	2,395,661
Public Service Company of Colorado
Series 10
7.875%, 10/01/12 (a)	176	197,949
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)	283	282,251
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(c)	140	78,400

		9,606,416

Natural Gas - 1.0%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	94	95,986
Energy Transfer Partners LP
6.70%, 7/01/18 (a)	1,205	1,077,775
7.50%, 7/01/38 (a)	1,365	1,154,417
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14 (a)	157	146,287
Sempra Energy
4.75%, 5/15/09 (a)	1,545	1,536,175
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(c)	1,670	950,365
Williams Cos., Inc.
7.875%, 9/01/21 (a)	95	90,250

		5,051,255

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18 (a)	935	875,281

		15,532,952

Total Corporates - Investment Grades (cost $191,915,634)		174,884,294

MORTGAGE PASS-THRU’S - 28.0%
Agency Fixed Rate 30-Year - 25.2%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35 (a)	2,478	2,493,295
5.50%, 1/01/35 (a)	2,831	2,903,733
Series 2007
4.50%, 1/01/37 (a)	14,374	14,457,948
5.50%, 7/01/35 (a)	399	409,620
7.00%, 2/01/37 (a)	5,031	5,292,349
Series 2008
5.50%, 4/01/38 (a)	2,267	2,321,564

Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	403	410,953
5.50%, 4/01/33 - 7/01/33 (a)	3,773	3,876,579
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	1,873	1,922,828
6.00%, 9/01/34 (a)	713	736,786
Series 2005
4.50%, 8/01/35 (a)	1,234	1,244,095
5.50%, 2/01/35 (a)	1,369	1,406,632
Series 2006
5.00%, 2/01/36 (a)	1,178	1,199,851
5.50%, 4/01/36 (a)	12,470	12,785,659
6.00%, 2/01/36 (a)	4,534	4,688,333
6.00%, 11/01/36	9,543	9,847,381
Series 2007
4.50%, 9/01/35 (a)	898	906,238
5.00%, 11/01/35 - 7/01/36 (a)	13,600	13,851,959
5.50%, 11/01/36 - 8/01/37 (a)	18,875	19,376,950
6.50%, 8/01/37 - 12/01/37 (a)	15,373	16,033,305
Government National Mortgage Association
Series 1990
9.00%, 12/15/19 (a)	0	177
Series 1999
8.15%, 9/15/20 (a)	256	271,054
Series 2000
9.00%, 12/15/09 (a)	7	7,107
Series 2003
5.50%, 7/15/33 (a)	7,932	8,152,999

		124,597,395

Agency ARMS - 2.1%
Federal Home Loan Mortgage Corp.
Series 2006
5.937%, 1/01/37 (a)(d)	417	428,069
Series 2007
5.875%, 3/01/37 (a)(d)	4,712	4,844,591
5.89%, 1/01/37 (a)(d)	4,970	5,092,071

		10,364,731

Agency Fixed Rate 15-Year - 0.7%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12 (a)	852	869,375
Series 2001
7.50%, 12/15/14 (a)	2,671	2,808,398

		3,677,773

Total Mortgage Pass-Thru’s (cost $133,735,883)		138,639,899

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.6%
Non-Agency Fixed Rate CMBS - 12.6%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	286	279,638
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	365	361,044
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	465	454,930
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	3,160	2,300,720
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36 (a)	2,918	2,869,074
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	610	507,505
Series 2006-PW11, Class A2
5.408%, 3/11/39 (a)	2,965	2,630,412
Series 2006-PW12, Class A4
5.718%, 9/11/38 (a)	290	239,149
Series 2006-T24, Class A4
5.537%, 10/12/41 (a)	2,475	1,858,233
Series 2007-PW18, Class A4
5.70%, 6/11/50 (a)	3,025	2,223,019
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.359%, 4/15/40 (a)	560	503,528
Series 2008-C7, Class A4
6.096%, 12/10/49 (a)	2,890	2,023,187
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46 (a)	2,130	1,486,646
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	27	26,172
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	180	160,554
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	534	450,002
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38 (a)	2,850	2,126,593
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	1,600	1,048,001
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.10%, 8/15/38 (a)	2,870	2,421,032

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	585	553,426
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	388	347,370
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	640	617,883
Series 2007-GG11, Class A4
5.736%, 12/10/49 (a)	420	286,590
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	2,980	2,033,304
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	375	337,973
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	649	531,956
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	515	483,747
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	334	314,084
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	1,455	1,015,820
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	2,335	1,615,579
Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)	1,810	1,286,749
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	4,655	3,130,487
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	2,965	1,545,276
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	555	494,210
Series 2004-C4, Class A4
5.225%, 6/15/29 (a)	195	170,640
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	379	372,609
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	426	360,550
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	435	378,204
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	3,360	2,353,864
Series 2006-C7, Class A3
5.347%, 11/15/38 (a)	2,970	2,065,260

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.242%, 11/12/37 (a)	360	301,393
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	785	759,489
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46 (a)	220	162,776
Series 2007-9, Class A4
5.70%, 9/12/49 (a)	2,940	1,840,123
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	944	804,465
Series 2005-HQ6, Class A4A
4.989%, 8/13/42 (a)	3,225	2,674,272
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	405	339,070
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	2,910	1,926,276
Series 2007-IQ15, Class A4
5.881%, 6/11/49 (a)	1,640	1,088,722
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
0.949%, 11/01/31 (a)(b)(e)	71,996	888,944
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	2,885	2,127,466
Series 2007-C31, Class A4
5.509%, 4/15/47 (a)	2,925	1,504,728
Series 2007-C32, Class A2
5.736%, 6/15/49 (a)	2,835	2,048,841
Series 2007-C32, Class A3
5.741%, 6/15/49 (a)	2,435	1,298,179

Total Commercial Mortgage-Backed Securities (cost $82,945,525)		62,029,764

BANK LOANS - 3.9%
Industrial - 3.4%
Basic - 0.4%
Celanese US Holdings LLC
2.94%, 4/02/14 (d)	744	605,026
Georgia-Pacific Corp.
2.41%-4.19%, 12/20/12 (d)	442	380,394
Hexion Specialty
3.69%, 5/05/13 (d)	455	191,856
3.75%, 5/05/13 (d)	99	41,677
Newpage Corp.
5.31%, 12/22/14 (d)	371	208,271

Univar Corp. Opco
4.46%, 10/10/14 (d)	495	267,300

		1,694,524

Capital Goods - 0.1%
Sequa Corp.
3.64%-3.69%, 12/03/14 (d)	278	175,655
URS Corp.
3.69%, 5/15/13	387	359,886

		535,541

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.91%, 7/03/14 (d)	988	746,955
CSC Holdings, Inc. (Cablevision)
2.08%, 3/29/13 (d)	744	667,973
Idearc Inc (Verizon)
2.41%-3.46%, 11/17/14 (d)	987	335,491
Univision Communications, Inc.
2.66%, 9/29/14 (d)	500	263,750
Wide Open West Finance LLC
2.91%-4.70%, 6/30/14 (d)	500	277,500

		2,291,669

Communications - Telecommunications - 0.4%
Cequel Communications LLC (Cebridge)
2.43%-4.25%, 11/05/13 (d)	494	395,592
Level 3 Financing, Inc.
2.62%-3.51%, 3/13/14 (d)	750	545,002
Nielsen Finance LLC
2.41%-4.39%, 8/09/13 (d)	494	395,570
Telesat Canada
3.91%-5.20%, 10/31/14 (d)	684	548,692
4.46%, 10/31/14 (d)	59	47,126

		1,931,982

Consumer Cyclical - Automotive - 0.1%
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (d)	289	173,766
Ford Motor Co.
5.00%, 12/15/13 (d)	744	266,506

		440,272

Consumer Cyclical - Other - 0.4%
Building Material Holdings
3.63%-3.88%, 2/22/14 (d)	494	317,872
Harrah’s Operating Co., Inc.
4.16%-4.46%, 1/28/15 (d)	993	615,012
Las Vegas Sands LLC
2.16%, 5/23/14 (d)	80	38,722
2.16%, 5/23/14 (d)	316	153,713
Metro-Goldwyn Mayer
3.66%-4.71%, 4/09/12 (d)	744	331,196
VML US Finance LLC
2.66%, 5/27/13 (d)	500	288,750

		1,745,265

Consumer Cyclical - Retailers - 0.2%
Hanesbrands, Inc.
2.91%-4.00%, 9/05/13 (d)		348	316,712
Neiman Marcus Group, Inc.
4.19%, 4/06/13 (d)		600	412,998
Rite Aid Corp.
2.10%-2.18%, 6/04/14 (d)		496	303,953

			1,033,663

Consumer Non-Cyclical - 0.8%
Aramark Corp.
2.03%-2.04%, 1/26/14 (d)	GBP	30	25,873
3.33%, 1/26/14 (d)		467	407,258
Carestream Health, Inc.
2.41%-3.17%, 4/30/13 (d)		$711	549,613
CHS/Community Health Systems, Inc.
2.72%-3.40%, 7/25/14 (d)		35	29,348
4.44%-4.45%, 7/25/14 (d)		680	573,656
HCA, Inc.
3.71%, 11/18/13 (d)		987	815,952
Health Management Associates
3.21%, 2/28/14 (d)		707	502,733
Mylan Laboratories, Inc.
3.69%-4.75%, 10/02/14 (d)		343	312,082
Supervalu, Inc.
1.66%, 6/02/12 (d)		680	602,463

			3,818,978

Energy - 0.1%
Infrastrux Group, Inc.
4.16%, 11/03/12 (d)(f)		489	415,246

Services - 0.2%
First Data Corp.
3.14%-3.16%, 9/24/14 (d)		988	622,125
Travelport LLC
3.71%, 8/23/13		741	398,999

			1,021,124

Technology - 0.3%
Asurion Corp.
3.39%-5.71%, 7/03/14 (d)		500	358,750
Dealer Computer Services, Inc.
2.41%, 10/26/12 (d)		718	380,732
Freescale Semiconductor, Inc.
3.93%, 11/29/13 (d)		620	318,796
Sungard Data Systems, Inc.
2.14%-4.14%, 2/28/14 (d)		741	573,663

			1,631,941

Transportation - Airlines - 0.0%
Delta Airlines
3.69%, 4/30/14 (d)		335	163,144

			16,723,349

Utility - 0.4%
Electric - 0.4%
FirstLight Power Resources, Inc.
1.35%, 11/01/13 (d)		164	133,444
4.13%, 11/01/13 (d)		1,271	1,035,682
5.97%, 5/01/14 (d)		852	408,835
Texas Competitive Electric Holdings Company LLC
3.91%, 10/10/14 (d)		988	684,150

			2,262,111

Financial Institutions - 0.1%
Brokerage - 0.1%
Ameritrade Holdings Corp.
1.83%, 12/31/12 (d)		400	372,000

Total Bank Loans (cost $27,127,347)			19,357,460

GOVERNMENTS - TREASURIES - 3.0%
Treasuries - 3.0%
United Kingdom - 1.8%
United Kingdom Gilt
4.50%, 3/07/13 (d)	GBP	1,500	2,344,660
5.00%, 3/07/12 (a)		4,210	6,605,817

			8,950,477

United States - 1.2%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)		$2,089	2,368,177
U.S. Treasury Notes
2.625%, 5/31/10 (a)		3,260	3,346,850

			5,715,027

Total Governments - Treasuries (cost $14,324,849)			14,665,504

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (a) (cost $11,064,289)		10,143	10,507,258

AGENCIES - 2.1%
Agency Debentures - 2.1%
Federal National Mortgage Association
6.25%, 5/15/29 (a) (cost $11,141,765)		8,610	10,479,222

CMOS - 1.9%
Non-Agency ARMS - 1.0%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.696%, 1/25/47 (a)(c)		2,340	1,179,899

Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.115%, 5/25/35 (a)(c)	2,929	1,978,971
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(d)	628	386,166
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.10%, 6/26/35 (a)(b)	791	727,725
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.066%, 5/25/36 (a)(c)	1,791	833,773

		5,106,534

Non-Agency Floating Rate - 0.6%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.053%, 12/25/35 (a)(d)	180	82,987
Series 2006-OA14, Class 3A1
2.903%, 11/25/46 (a)(d)	2,593	907,160
Series 2007-OA3, Class M1
0.699%, 4/25/47 (a)(d)	180	6,560
Greenpoint Mortgage Funding Trust
Series 2005-AR5, Class M2
1.039%, 11/25/45 (a)(d)	996	31,028
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.066%, 7/25/36 (a)(c)	1,965	993,250
Structured Asset Securities Corp.
Series 2003-6A, Class B3
5.282%, 3/25/33 (a)(c)	1,081	217,495
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
2.753%, 2/25/47 (a)(d)	2,205	760,506

		2,998,986

Agency Floating Rate - 0.2%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.766%, 5/28/35 (a)(d)	65	56,236
Government National Mortgage Association
Series 2006-39, Class IO
0.962%, 7/16/46 (a)(c)(e)	22,744	650,487

		706,723

Non-Agency Fixed Rate - 0.1%
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32 (a)	2,738	694,768

Total CMOs (cost $21,546,783)		9,507,011

GOVERNMENTS - SOVEREIGN BONDS - 1.9%
Brazil - 0.7%
Republic of Brazil
8.25%, 1/20/34 (a)	3,050	3,423,625

Peru - 0.5%
Republic of Peru
8.375%, 5/03/16 (a)	730	804,825
9.875%, 2/06/15 (a)	1,575	1,846,688

		2,651,513

Russia - 0.7%
Russian Federation
7.50%, 3/31/30 (a)(b)	3,689	3,411,660

Total Governments - Sovereign Bonds (cost $9,867,330)		9,486,798

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 0.8%
Basic - 0.3%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	110	5,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)	545	327,000
Stora Enso Oyj
7.375%, 5/15/11 (a)	1,475	1,247,148
Westvaco Corp.
8.20%, 1/15/30 (a)	85	63,053

		1,642,701

Capital Goods - 0.1%
Owens Corning, Inc.
6.50%, 12/01/16 (a)(d)	955	691,657

Communications - Media - 0.0%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	105	101,325
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	275	37,125
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	100	94,000

		232,450

Communications - Telecommunications - 0.2%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)	365	177,025
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	60	51,300
Series B
7.50%, 2/15/14 (a)	35	29,925
Sprint Capital Corp.
8.375%, 3/15/12 (a)	626	500,800

		759,050

Consumer Cyclical - Automotive - 0.0%
General Motors Corp.
8.25%, 7/15/23 (a)	130	17,550

Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12 (a)	309	251,835
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	56	8,400
5.75%, 10/01/17 (a)	20	3,050
6.50%, 6/01/16 (a)	69	10,350

		273,635

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	203	138,686

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22 (a)	614	436,281

		4,192,010

Utility - 0.2%
Electric - 0.2%
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	645	525,675
Edison Mission Energy
7.00%, 5/15/17 (a)	100	93,000
NRG Energy, Inc.
7.25%, 2/01/14 (a)	120	114,600
7.375%, 2/01/16 (a)	90	85,725

		819,000

Financial Institutions - 0.1%
Banking - 0.0%
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)	358	78,067

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (a)(g)	1,476	206,640
Series MTN
5.00%, 1/14/11 (a)(g)	520	72,800
6.20%, 9/26/14 (a)(g)	615	86,100
Series MTNG
4.80%, 3/13/14 (a)(g)	79	11,060

		376,600

Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	165	81,531

REITS - 0.0%
AMR REAL ESTATE PTR/FIN
7.125%, 2/15/13 (a)	70	57,050

		593,248

Total Corporates - Non-Investment Grades (cost $10,322,871)		5,604,258

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
United Kingdom - 1.1%
Lloyds TSB Bank PLC
Series EMTN
4.00%, 11/17/11 (a)	GBP	392	591,313
Series EMTN
4.125%, 11/14/11 (a)		754	1,144,901
Series EMTN
4.625%, 11/04/11 (a)		2,440	3,754,342

Total Governments - Sovereign Agencies (cost $5,616,090)			5,490,556

QUASI-SOVEREIGNS - 0.6%
Russia - 0.6%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		$1,565	985,950
7.75%, 5/29/18 (a)(b)		3,025	2,026,750

Total Quasi-Sovereigns (cost $4,498,486)			3,012,700

ASSET-BACKED SECURITIES - 0.6%
Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.596%, 12/25/32 (a)(d)		158	125,302
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (a)(h)		316	289,731
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.559%, 12/25/35 (a)(d)		74	66,448
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.619%, 1/20/35 (a)(d)		177	116,697
Series 2007-1, Class M1
0.739%, 3/20/36 (a)(d)		1,250	351,175
Series 2007-2, Class M1
0.669%, 7/20/36 (a)(d)		600	153,999
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.779%, 1/25/36 (a)(d)		205	26,137
Lehman XS Trust
Series 2005-5N, Class M2
1.039%, 11/25/35 (a)(d)		1,000	34,467
Series 2006-18N, Class M2
0.799%, 12/25/36 (a)(d)		3,002	88,707
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.519%, 4/25/37 (a)(d)		433	281,747

RAAC Series
Series 2006-SP3, Class A1
0.469%, 8/25/36 (a)(d)	52	48,155
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.559%, 3/25/35 (a)(d)	34	29,640

		1,612,205

Other ABS - Fixed Rate - 0.2%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	1,495	971,758

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	140	91,652
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	562	142,680
Credit-Based Asset Servicing & Securitization LLC
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)	33	32,987
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (a)(b)(i)	18	1,276
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	38	38,099

		306,694

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.489%, 2/25/47 (a)(b)(d)	800	32,000

Total Asset-Backed Securities (cost $10,371,031)		2,922,657

SUPRANATIONALS - 0.3%
European Investment Bank
5.125%, 5/30/17 (a) (cost $1,532,750)	1,490	1,635,893

	Shares
PREFERRED STOCKS - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)	22,200	23,754
Federal National Mortgage Association
8.25% (a)(c)	32,900	36,190

Total Preferred Stocks (cost $1,377,500)		59,944

SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 5.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (j) (cost $24,598,165)	24,598,165	24,598,165

Total Investments - 99.6% (cost $561,986,163) (k)		492,881,383
Other assets less liabilities - 0.4%		1,753,900

Net Assets - 100.0%		$494,635,283

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$9,000	9/17/13	3 Month LIBOR	3.550%	$533,163

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr futures	185	March 2009	$21,899,912	$22,694,297	$794,385
U.S. T-Note 5 Yr futures	107	March 2009	12,525,599	12,644,391	118,792

					$913,177

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen
settling 2/04/09	485,408	$5,180,723	$5,403,423	$222,700
Japanese Yen
settling 2/04/09	1,483	16,004	16,513	509
Sale Contracts:
British Pound
settling 2/26/09	8	12,055	11,383	672
British Pound
settling 2/26/09	9,868	15,060,186	14,295,177	765,009
British Pound
settling 2/26/09	2	3,700	3,620	80
British Pound
settling 2/26/09	279	405,767	404,484	1,283
Japanese Yen
settling 2/04/09	486,891	5,239,333	5,419,936	(180,603)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $434,830,390.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate market value of these securities amounted to $14,683,845 or 3.0% of net assets.

(c)	Variable rate coupon, rate shown as of January 31, 2009.

(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.

(e)	IO - Interest Only

(f)	Pay-In-Kind Payments (PIK).

(g)	Security is in default and is non-income producing.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2009.

(i)	Illiquid security, valued at fair value.

(j)	Investment in affiliated money market mutual fund.

(k)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,785,621 and gross unrealized depreciation of investments was $(75,890,401), resulting in net unrealized depreciation of $(69,104,780).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2009, the fund’s total exposure to subprime investments was 1.44%. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $588,900 has been segregated to collateralize margin requirements for the open future contract at January 31, 2009.

Currency Abbreviations:

GBP	- Great British Pound

Glossary:

ABS	- Asset-Backed Securities
ARMs	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
CMOs	- Collateralized Mortgage Obligations
LIBOR	- London Interbank Offered Rates
OJSC	- Open Joint Stock Company
REITs	- Real Estate Investment Trusts
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS No. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$24,598,165	$913,177
Level 2	430,599,182	809,650
Level 3	37,684,036	533,163

Total	$492,881,383	$2,255,990

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/1/2008	$44,847,929	$(514,518)
Accrued discounts /premiums	83,248	—
Realized gain (loss)	(2,982,741)	2,461,668	*
Change in unrealized
appreciation/depreciation	(1,166,002)	1,047,681
Net purchases (sales)	(3,451,648)	(2,461,668)
Net transfers in and/or out of Level 3	353,250	– 0	–

Balance as of 1/31/09	$37,684,036	$533,163

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$(3,467,982)	$635,896

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $2,461,668.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009